Investments - Proceeds from Available-for-Sale Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales	$ 0.0	$ 29.4	$ 9.1
Gross realized gains	0.0	0.7	0.2
Gross realized losses	0.0	(1.8)	0.0
Net realized gains (losses) from sales of fixed maturity securities	$ 0.0	$ (1.1)	$ 0.2